DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [abstract]
Disclosure In Detail Of Discontinued Operations Explanatory

37	DISCONTINUED OPERATION

The Group completed the sale of the remaining MR tankers and Small Tankers in April 2021 as part of a plan to exit the tanker business and focus on the drybulk business. The divestments of the vessels was followed by a restructure of the staff and administration which was completed in December 2021. The MR Tanker segment and the Small tanker segment were effectively discontinued as at 31 December 2021.

The results of the discontinued operation, which were included in the profit (loss) for the year, were as follows:

	2021	2020	2019
	US$’000	US$’000	US$’000

Revenue	52,980	68,535	58,754
Cost of Sales
Voyage expenses	(421)	(1,601)	(7,999)
Vessel operating costs	(1,942)	(9,509)	(14,371)
Charter hire costs	-	(3,851)	(5,581)
Depreciation of ships, drydocking and plant and equipment– owned assets	-	(1,846)	(6,794)
Depreciation of ships and ship equipment – right-of-use assets	-	(1,739)	(5,445)
Other expenses	(61)	(582)	(458)
Cost of ship sale	(50,580)	(38,356)	(8,564)
Gross (loss) profit	(24)	11,051	9,542
Other operating expense	(2,986)	(13,264)	(17,035)
Administrative expense	(2,253)	(3,173)	(4,510)
Share of (losses) profit of joint ventures	(1)	1,531	453
Interest income	35	98	97
Interest expense	(649)	(1,832)	(3,864)
Loss before taxation	(5,878)	(5,589)	(15,317)
Income tax benefit (expense)	2,713	(534)	(1,085)
Net loss attributable to discontinued operation (attributable to the owners of the Company)	(3,165)	(6,123)	(16,402)

Cash flows relating to the discontinued operation of the tanker business were as follows:
Net cash flows from discontinued operation
Cash generated from (used in) from operating activities	21,909	29,845	(32,792)
Cash generated from (used in) investing activities	962	(1,492)	27,548
Cash used in financing activities	(25,949)	(25,723)	(8,011)

Included in the income tax benefit for 2021 is the reversal of a tax provision of US$2,400,000. On the 7 May 2021, the United Kingdom Upper Tribunal found in the Group’s favour with respect to the tax dispute with Her Majesty’s Revenue & Customs service of the United Kingdom (“HMRC”). HMRC decided not to appeal the decision and a reversal of the tax provision was recorded in profit or loss in the line item ‘Income tax benefit (expense)’.